Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Reconciliation of Employee Benefits, Restructuring and Post-retirement Employee Benefits (Detail) - USD ($)
$ in Millions
		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year		$ 2,607	$ 2,298
Charge/(credit) for the year:
Underlying		1,793
Discounting		24
Yield on defined benefit scheme assets		(5)
Exchange variations		84
Released during the year		(15)
Remeasurement losses taken to retained earnings		12
Utilisation		(1,575)
Divestment of subsidiaries and operations		(2)
Transfers and other movements		(7)
At the end of the financial year		2,607
Employee benefits [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year		2,171	1,879	[1]
Charge/(credit) for the year:
Underlying		1,704
Discounting		0
Yield on defined benefit scheme assets	[1]	0
Exchange variations	[1]	79
Released during the year	[1]	(2)
Remeasurement losses taken to retained earnings	[1]	0
Utilisation		(1,480)
Divestment of subsidiaries and operations		(2)
Transfers and other movements	[1]	(7)
At the end of the financial year		2,171
Restructuring [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year		69	83	[2]
Charge/(credit) for the year:
Underlying		37
Discounting		0
Yield on defined benefit scheme assets	[2]	0
Exchange variations	[2]	3
Released during the year	[2]	(5)
Remeasurement losses taken to retained earnings	[2]	0
Utilisation		(49)
Divestment of subsidiaries and operations		0
Transfers and other movements	[2]	0
At the end of the financial year		69
Post-retirement employee benefits [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year		367	$ 336	[3]
Charge/(credit) for the year:
Underlying		52
Discounting		24
Yield on defined benefit scheme assets	[3]	(5)
Exchange variations	[3]	2
Released during the year	[3]	(8)
Remeasurement losses taken to retained earnings	[3]	12
Utilisation		(46)
Divestment of subsidiaries and operations		0
Transfers and other movements	[3]	0
At the end of the financial year		$ 367

[1]	The expenditure associated with total employee benefits will occur in a pattern consistent with when employees choose to exercise their entitlement to benefits.
[2]	Total restructuring provisions include provisions for terminations and office closures.
[3]	The net liability recognised in the Consolidated Balance Sheet includes US$315 million unfunded post-employment benefits obligation in Chile (2025: US$276 million).